ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Details of Company's Subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2018
Beijing SouFun Internet Information Service Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Dec. 17, 2003
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of marketing services and listing services
SouFun Media Technology Beijing Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Nov. 28, 2002
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Beijing SouFun Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Mar. 16, 2006
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Beijing SouFun Science and Technology Development Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Mar. 14, 2006
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of marketing services and listing services
Beijing Century Jia Tian Xia Technology Development Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Dec. 21, 2006
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of marketing services and listing services
Beijing Zhong Zhi Shi Zheng Information Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Jun. 05, 2007
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Beijing Hong An Tu Sheng Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Nov. 15, 2010
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Mar. 01, 2011
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Beijing Yi Ran Ju Ke Technology Development Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Sep. 10, 2011
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of marketing services, rental services and real estate agency services
Beijing Hua Ju Tian Xia Network Technology Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Jul. 25, 2012
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Beijing Li Man Wan Jia Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Jul. 25, 2012
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Jul. 07, 2005
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of real estate agency services, marketing services and listing services
Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Jan. 06, 2012
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Tianjin Soufun Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Mar. 08, 2012
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Hangzhou SouFun Network Technology Co., Ltd., [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Aug. 27, 2013
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Wuhan SouFun Yi Ran Ju Ke Real Estate Agents Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Dec. 13, 2013
Entity Incorporation, State Country Name	PRC
Hangzhou Ji Ju Real Estate Agents Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Dec. 23, 2013
Entity Incorporation, State Country Name	PRC
Fang Tian Xia Financial Information Service (Beijing) Ltd. (previously known as Beijing Tianxi a Dai Information service Co., Ltd.) [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Apr. 09, 2014
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of finance information services
Chongqing Tian Xia Dai Microfinance Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Dec. 11, 2014
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of microfinance services
Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. ("Chongqing Fang Tian Xia") [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	May 27, 2015
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of real estate agency services
Tianjin Fang Tian Xia Real Estate Broking Co., Ltd. ("Tianjin Fang Tian Xia") [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	May 21, 2015
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of real estate agency services
Nanjing Cun Fang Real Estate Broking Co., Ltd. ("Nanjing Cun Fang") [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Apr. 30, 2015
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of real estate agency services
Shenzhen Fang Tian Xia Real Estate Broking Co., Ltd. ("Shenzhen Fang Tian Xia") [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Apr. 13, 2015
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of real estate agency services
Beijing Cun Fang Real Estate Broking Co., Ltd. ("Beijing Cun Fang") [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Apr. 07, 2015
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of real estate agency services
Beijing Fang Chao Real Estate Broking Co., Ltd. ("Beijing Fang Chao") [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Mar. 06, 2015
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of real estate agency services
Tianjin Jia Tian Xia Microfinance Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Dec. 05, 2014
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of microfinance services
Beijing Fang Tian Xia HongAn Network Technology Ltd. (previously known as Beijing Fang Tian Xia Decorative Engineering Co., Ltd.) [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Oct. 15, 2014
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of decorative engineering services
Beihai Tian Xia Dai Microfinance Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Sep. 12, 2014
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of microfinance services
Shanghai Baoan Enterprise Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Mar. 31, 2013
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Lease, resale and management of property
Shanghai BaoAn Hotel Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Mar. 31, 2013
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Operation and management of hotel, restaurant and other catering business
Best Work Holdings New York LLC [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Mar. 14, 2011
Entity Incorporation, State Country Name	United States of America
Equity Method Investment, Description of Principal Activities	Investment holding
Shanghai SouFun Microfinance Co.,Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Jan. 19, 2015
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of Microfinance services
Guangzhou Fang Tian Xia Real Estate Broking Co., Ltd. ("Guangzhou Fang Tian Xia") [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Mar. 09, 2015
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of real estate agency services
Nanchang Cun Fang Real Estate Broking Co., Ltd. ("Nanchang Cun Fang") [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Jun. 03, 2015
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of real estate agency services
Beijing Li Tian Rong Ze Yi Jia Technology Development Co., Ltd. ("Beijing Li Tian Rong Ze") [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Sep. 04, 2015
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Hong Kong Property Network Limited [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	May 19, 2011
Entity Incorporation, State Country Name	Hong Kong
Equity Method Investment, Description of Principal Activities	Investment holding
Shanghai SouFun Fang Tian Xia Broking Co., Ltd. ("Shanghai Fang Tian Xia") [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Apr. 16, 2015
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of real estate agency services
Xinjiang Zhong Zhi Shu Ju Information Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Aug. 10, 2017
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Best Fang Holdings LLC [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Aug. 30, 2017
Entity Incorporation, State Country Name	United States of America
Equity Method Investment, Description of Principal Activities	Investment holding
BBeijing Zhong Zhi Hong Yuan Data Information Technology Co Ltd Beijing Zhong Zhi Hong Yuan [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Jun. 11, 2018
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
Tianjin Jia Tian Xia Network Technology Co Ltd Jia Tian Xia Network Technology [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Apr. 15, 2014
Entity Incorporation, State Country Name	PRC
Equity Method Investment, Description of Principal Activities	Provision of technology and information consultancy services
China Index Holdings Limited [Member]
Summary of Investment Holdings [Line Items]
Operations Commenced Date	Jul. 26, 2018
Entity Incorporation, State Country Name	Cayman
Equity Method Investment, Description of Principal Activities	Investment holding